Consolidated statements of cash flows - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES
Profit/(loss) for the year	$ 145,251,024	$ 84,559,995	$ (902,899)
Adjustments to reconcile profit/(loss) to net cash provided by operating activities:
Depreciation	40,382,628	37,962,924	38,666,266
Interest expense	58,680,985	35,077,293	27,082,841
Amortization of loan financing fees	1,994,191	1,693,117	4,233,322
Unrealized (loss)/gain, net on derivatives	(20,135)	2,941,529	(4,156,933)
Interest income	(4,104,564)	(721,528)	(3,470)
Other non-cash items	(43,323)	6,643	(44,084)
Net gain on disposal of vessels			(4,076,668)
Impairment loss			3,932,873
Foreign exchange differences	(712,765)	(339,622)
Total reconciliation adjustments	96,177,017	76,620,356	65,634,147
Changes in working capital:
Trade and other receivables	(5,853,175)	(42,241,830)	7,184,671
Prepaid expenses and other current assets	(824,682)	(1,235,237)	(173,406)
Inventories	(8,343,486)	(4,380,000)	(6,863,047)
Trade payables	10,958,162	(2,901,680)	(2,945,453)
Accrued expenses	(530,625)	871,637	469,704
Deferred revenue	(4,255,500)	4,255,500	(6,462,292)
Claims receivable	(7,137)	152,702	(106,645)
Collections from related parties	1,109,603
Total changes in working capital	(7,746,840)	(45,478,908)	(8,896,468)
Interest paid	(59,649,091)	(33,181,517)	(27,240,486)
Net cash provided by operating activities	174,032,110	82,519,926	28,594,294
CASH FLOWS FROM INVESTING ACTIVITIES
Current accounts due from related parties		620,472	5,993,518
Payments for other fixed assets			(20,000)
Proceeds from vessels' disposal			300,938,574
Decrease in restricted cash	2,032,927	421,664	1,051,938
Payments for special survey and dry-docking costs	(3,306,052)	(1,536,579)	(1,921,472)
Payments for vessels and vessels under construction		(178,601,323)	(20,367,653)
Interest received	2,233,711	375,636	3,470
Net cash provided by/(used in) investing activities	960,586	(178,720,130)	285,678,375
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from long-term borrowings	197,000,000	306,298,000
Repayments of long-term borrowings	(243,355,165)	(144,294,604)	(261,713,694)
Capital distribution	(159,360,835)	(19,594,997)	(34,309,017)
Current accounts due to related parties		(698,153)	318,350
Payment of long-term borrowing fees	(1,350,000)	(1,732,860)
Acquisition of common stock		(1,012,139)	(503,530)
Dividends paid			(3,219,686)
Net cash (used in)/provided by financing activities	(207,066,000)	138,965,247	(299,427,577)
Effects of exchange rate changes of cash held in foreign currency	719,818	397,680
Net change in cash and cash equivalents	(32,073,304)	42,765,043	14,845,092
Cash and cash equivalents at beginning of year	81,345,877	38,183,154	23,338,062
Cash and cash equivalents at end of year	49,992,391	$ 81,345,877	38,183,154
Supplemental cash flow information
Capital expenditures included in trade payables	$ 803,751		$ 235,000